Annual Total Returns- Federated Hermes California Municipal Cash Trust (Capital Shares) [BarChart] - Capital Shares - Federated Hermes California Municipal Cash Trust - CAP	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.04%	0.03%	0.04%	0.02%	0.08%	0.41%	0.55%	1.07%	1.10%	0.33%